Property and equipment, net (Details Textual) - USD ($)	1 Months Ended	12 Months Ended
	Jun. 22, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 10, 2018
Property, Plant and Equipment [Line Items]
Depreciation and amortization expenses for property and equipment		$ 933,833	$ 1,126,590	$ 1,455,654
Property, Plant and Equipment, Gross, Total		4,787,772	9,953,570
Property, Plant and Equipment, Net		1,016,507	4,037,294
Gain (Loss) on Disposition of Property Plant Equipment, Total		(82,805)	(151,397)	(672,667)
Proceeds from Sale of Property, Plant, and Equipment		1,204	11,452	80,748
Accounts Receivable, Net, Current		3,637,114	1,442,750
Security Deposit Liability		5,099,365	0
Common Stock, Dividends, Per Share, Cash Paid	$ 0.75
Payments of Ordinary Dividends, Common Stock	$ 40,000,000
Land and Building [Member] | Hjx [Member]
Property, Plant and Equipment [Line Items]
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal		32,503,096
Disposal Group, Including Discontinued Operation, Property, Plant and Equipment, Noncurrent			16,546,694
Proceeds from Sale of Property, Plant, and Equipment		47,500,000
Accounts Receivable, Net, Current		2,400,000
Building [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross, Total		0	$ 4,764,519
Disposal Group, Including Discontinued Operation, Property, Plant and Equipment, Noncurrent					$ 2,411,294
Security Deposit Liability		$ 5,099,365
Other Income [Member]
Property, Plant and Equipment [Line Items]
Gain (Loss) on Disposition of Property Plant Equipment, Total				5,778,669
Disposal Group, Held-for-sale, Not Discontinued Operations [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross, Total				6,076,530
Property, Plant and Equipment, Net				$ 3,808,471